Consolidated Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (389,689)	$ (322,022)
Property and equipment, net	166,252	137,341
Depreciable property, plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	543,670	446,575
Molds and tooling
Property, Plant and Equipment [Line Items]
Total property and equipment	286,305	209,984
Computer and software
Property, Plant and Equipment [Line Items]
Total property and equipment	100,225	88,483
Displays
Property, Plant and Equipment [Line Items]
Total property and equipment	91,074	90,722
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	19,391	14,653
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	10,614	11,418
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	36,061	31,315
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12,271	$ 12,788